Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company completed a private placement of an aggregate of 6,920,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, generating total gross proceeds of $6,920,500. A portion of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the IPO held in the Trust Account.

The Private Placement Warrants will be identical to the warrants sold in the Initial Public Offering, except that the Private Placement Warrants: (i) may not (including the Class A common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned, or sold by the holders until 30 days after the completion of the Business Combination; and (ii) will be entitled to registration rights.

The Company’s Sponsor has agreed: (i) to waive its redemption rights with respect to its founder shares and public shares in connection with the completion of the Business Combination; (ii) to waive its redemption rights with respect to its founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s certificate of incorporation: (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its Business Combination within 15 months from the closing of the IPO (or up to 21 months from the closing of the IPO, if the Company extends the period of time to consummate a business combination, as described in more detail in the Prospectus); or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business-combination activity; and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to its founder shares if the Company fails to complete its Business Combination within 15 months from the closing of the IPO (or up to 21 months from the closing of the IPO, if the Company extends the period of time to consummate a business combination, as described in more detail in the Prospectus). In addition, the Company’s Sponsor has agreed to vote any founder shares held by them and any public shares purchased during or after the IPO (including in open market and privately negotiated transactions) in favor of the Business Combination.

Note 4— Private Placement

Simultaneously with the closing of the IPO, the Company completed a private placement of an aggregate of 6,920,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, generating total gross proceeds of $6,920,500. A portion of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the IPO held in the Trust Account.

The Private Placement Warrants will be identical to the warrants sold in the Initial Public Offering, except that the Private Placement Warrants: (i) may not (including the Class A common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned, or sold by the holders until 30 days after the completion of the Business Combination; and (ii) will be entitled to registration rights.

OMNILIT ACQUISITION CORP

NOTES TO FINANCIAL STATEMENT

The Company’s Sponsor has agreed: (i) to waive its redemption rights with respect to its founder shares and public shares in connection with the completion of the Business Combination; (ii) to waive its redemption rights with respect to its founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s certificate of incorporation: (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its Business Combination within 24 months from the closing of the IPO (as approved at the 2022 Special Meeting); or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business-combination activity; and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to its founder shares if the Company fails to complete its Business Combination within 24 months from the closing of the IPO (as approved at the 2022 Special Meeting). In addition, the Company’s Sponsor has agreed to vote any founder shares held by them and any public shares purchased during or after the IPO (including in open market and privately negotiated transactions) in favor of the Business Combination.